UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-612_

Value Line Income and Growth Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: June 30, 2008

Item I. Reports to Stockholders.

     A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/08 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC (A Wholly-Owned Subsidiary of Value Line, Inc.) 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807-0272

DIRECTORS	John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Thomas T. Sarkany Nancy-Beth Sheerr

OFFICERS	Mitchell E. Appel President Howard A. Brecher Vice President and Secretary Stephen R. Anastasio Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#541808

SEMI-ANNUAL REPORT

June 30, 2008

Value Line
Income and Growth
Fund, Inc.

EULAV Asset Management, LLC
(A Wholly-Owned Subsidiary of Value Line, Inc.)

Value Line Income and Growth Fund, Inc.

To Our Value Line Income

To Our Shareholders (unaudited):

The Value Line Income and Growth Fund had a loss of 3.50% in the first six months of 2008. This compared with a negative return of 11.91% for the S&P 500 Index(1), an unmanaged stock index, and a total return of 0.98% for the unmanaged Lehman Government/Credit Bond Index(2).

The first half of 2008 was a difficult one as the equity market had to deal with a slowing economy along with a contraction in available credit, especially in the housing sector. Corporate earnings fell in the aggregate mainly due to problems in the banking and housing areas. Demand from abroad for US goods remains one of the strengths of the domestic economy, but there, too, we may see some slowing in the year ahead. High energy prices, increasing mortgage defaults, and the upcoming election will likely keep the broader equity markets quite volatile.

The fixed-income area has provided some relief to investors so far this year, but the contraction in credit has taken its toll on lower-rated corporate securities. Given the widening of credit spreads, we have begun in the past month to add to our relatively small exposure in corporate and convertible securities, as we are beginning to see some long-term value opportunities. We continue, however, to maintain a short average maturity for our bond holdings, given the still relatively low rates being offered.

We believe that in the current investment setting a well-diversified and balanced approach will produce the best results on a risk/reward basis. Given the tax advantages accorded dividend paying equity securities, and that dividend paying companies tend to have more stable earnings growth, the Fund continues to focus its investments in this area. Indeed, currently about 80% of our equity holdings pay a dividend. Preserving capital in the short run, while generating good total returns (income plus growth) over the long term, remains our goal. As always, we appreciate your continued investment.

Sincerely,

August 5, 2008

(1)	The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2)	The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Income and Growth Fund, Inc.

and Growth Fund Shareholders

Economic Observations (unaudited)

The recession that many feared would evolve in the first half of this year has yet to take hold, as the nation’s gross domestic product, rather than contracting, actually increased modestly during the initial two quarters. Moreover, this mildly positive pattern may continue in the third quarter, with the nation’s GDP growth, underpinned by further benefits from the federal government’s earlier stimulus program, stable interest rates, and a strong export market, likely staying in the 1.0%–2.0% range.

However, we think the recession may only have been postponed. In fact, there is a reasonable chance GDP will contract modestly during the final months of this year, as the benefits of the stimulus program wear off and the cumulative effect of high gasoline and heating oil costs help to dampen consumer discretionary spending. Moreover, in the absence of another fiscal stimulus package (in particular, a second round of rebates), any downturn in GDP probably would extend into the first part of 2009. Thereafter, growth should resume, assuming the recent decline in energy prices proves sustainable and the housing cycle bottoms out, as we expect.

Meanwhile, inflation is trending upward due to high energy, food, and commodity costs. Adequate supplies of raw materials, coupled with a prospective near-term deceleration in the economy, however, should help keep the costs of production under control, suggesting that a lessening in inflationary pressures may take hold next year. Thereafter, absent a stronger multi-year business up cycle than we now forecast, inflation should be held in check through the first part of the next decade.

Value Line Income and Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/08	Ending account value 6/30/08	Expenses* paid during period 1/1/08 thru 6/30/08
Actual	$1,000.00	$965.00	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04% multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Income and Growth Fund, Inc.

Portfolio Highlights at June 30, 2008 (unaudited)

Ten Largest Common Stock Holdings

Issue	Shares	Value	Percentage of Net Assets
Microsoft Corp.	90,000	$2,475,900	0.66%
General Electric Co.	90,000	$2,402,100	0.64%
Johnson & Johnson	35,000	$2,251,900	0.60%
Wal-Mart Stores, Inc.	38,000	$2,135,600	0.57%
Devon Energy Corp.	16,000	$1,922,560	0.51%
Chevron Corp.	18,000	$1,784,340	0.48%
EnCana Corp.	18,000	$1,636,740	0.44%
Noble Corp.	25,000	$1,624,000	0.43%
PPL Corp.	30,000	$1,568,100	0.42%
Pepco Holdings, Inc.	60,000	$1,539,000	0.41%

Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (56.2%)
	ADVERTISING (0.1%)
20,000	Monster Worldwide, Inc. *	$412,200
	AEROSPACE/DEFENSE (0.2%)
6,000	Empresa Brasileira de Aeronautica S.A. ADR	159,000
10,000	Goodrich Corp.	474,600
6,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	309,000
		942,600
	AIR TRANSPORT (0.1%)
5,000	FedEx Corp.	393,950
	APPAREL (0.0%)
5,000	Liz Claiborne, Inc.	70,750
	AUTO & TRUCK (0.2%)
10,000	Honda Motor Co. Ltd. ADR	340,300
25,000	Tata Motors Ltd. ADR	251,250
		591,550
	AUTO PARTS (0.3%)
15,000	Autoliv, Inc.	699,300
7,000	Eaton Corp.	594,790
		1,294,090
	BANK (1.5%)
30,000	Bank of America Corp.	716,100
16,000	Bank of New York Mellon Corp.	605,280
30,000	JPMorgan Chase & Co.	1,029,300
4,000	M&T Bank Corp.	282,160
14,000	PNC Financial Services Group, Inc.	799,400
10,000	State Street Corp.	639,900
10,000	SunTrust Banks, Inc.	362,200
40,000	Wells Fargo & Co.	950,000
7,000	Zions Bancorporation	220,430
		5,604,770
	BANK — CANADIAN (0.2%)
15,000	Bank of Nova Scotia	687,300
	BANK — FOREIGN (0.1%)
3,000	Unibanco — Uniao de Bancos Brasileiros S.A. GDR	380,790
	BANK — MIDWEST (0.1%)
5,000	Northern Trust Corp.	$342,850
	BEVERAGE — ALCOHOLIC (0.3%)
6,000	Anheuser-Busch Companies, Inc.	372,720
30,000	Constellation Brands, Inc. Class A *	595,800
		968,520
	BEVERAGE — SOFT DRINK (0.5%)
6,400	Cadbury PLC ADR	322,048
15,000	Coca-Cola Co. (The)	779,700
15,000	Dr. Pepper Snapple Group, Inc. *	314,700
10,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	455,100
		1,871,548
	BIOTECHNOLOGY (0.3%)
15,000	Genentech, Inc. *	1,138,500
	CABLE TV (0.6%)
30,000	Cablevision Systems Corp. NY Group A *	678,000
30,000	DIRECTV Group, Inc. (The) *	777,300
25,000	DISH Network Corp. Class A *	732,000
		2,187,300
	CANADIAN ENERGY (1.0%)
12,000	Canadian Natural Resources Ltd.	1,203,000
18,000	EnCana Corp.	1,636,740
16,000	Suncor Energy, Inc.	929,920
		3,769,660
	CEMENT & AGGREGATES (0.2%)
30,000	Cemex S.A. de C.V. ADR *	741,000
	CHEMICAL — BASIC (0.4%)
20,000	Dow Chemical Co. (The)	698,200
20,000	E.I. du Pont de Nemours & Co.	857,800
		1,556,000
	CHEMICAL — DIVERSIFIED (0.6%)
15,000	Cabot Corp.	364,650
10,000	Cytec Industries, Inc.	545,600
35,000	Huntsman Corp.	399,000
24,000	Pall Corp.	952,320
		2,261,570

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2008

Shares		Value
	CHEMICAL — SPECIALTY (0.9%)
10,000	Arch Chemicals, Inc.	$331,500
15,154	Lorillard, Inc. *	1,048,051
20,000	Lubrizol Corp. (The)	926,600
8,000	Millipore Corp. *	542,880
4,000	Mosaic Co. (The) *	578,800
		3,427,831
	COAL (0.1%)
6,000	Massey Energy Co.	562,500
	COMPUTER & PERIPHERALS (1.4%)
3,000	Apple, Inc. *	502,320
25,000	Dell, Inc. *	547,000
30,000	EMC Corp. *	440,700
15,000	Hewlett-Packard Co.	663,150
10,000	International Business Machines Corp.	1,185,300
20,000	NetApp, Inc. *	433,200
10,000	SanDisk Corp. *	187,000
20,000	Seagate Technology	382,600
25,000	Western Digital Corp. *	863,250
		5,204,520
	COMPUTER SOFTWARE & SERVICES (2.6%)
15,000	Accenture Ltd. Class A	610,800
20,000	Affiliated Computer Services, Inc. Class A *	1,069,800
20,000	BMC Software, Inc. *	720,000
25,000	CA, Inc.	577,250
20,000	Check Point Software Technologies Ltd. *	473,400
25,000	Computer Sciences Corp. *	1,171,000
90,000	Microsoft Corp.	2,475,900
10,000	NAVTEQ Corp. *	770,000
35,000	Oracle Corp. *	735,000
25,000	Sybase, Inc. *	735,500
20,000	Symantec Corp. *	387,000
		9,725,650
	DIVERSIFIED COMPANIES (1.2%)
8,000	Danaher Corp.	$618,400
12,000	Honeywell International, Inc.	603,360
5,000	Parker Hannifin Corp.	356,600
20,000	Pentair, Inc.	700,400
24,000	Teleflex, Inc.	1,334,160
25,000	Tyco International Ltd.	1,001,000
		4,613,920
	DRUG (3.3%)
10,000	AVI BioPharma, Inc. *	11,200
16,000	Barr Pharmaceuticals, Inc. *	721,280
15,000	Biogen Idec, Inc. *	838,350
30,000	Bristol-Myers Squibb Co.	615,900
15,000	Eli Lilly & Co.	692,400
30,000	Forest Laboratories, Inc. *	1,042,200
20,000	Genzyme Corp. *	1,440,400
10,000	GlaxoSmithKline PLC ADR	442,200
40,000	King Pharmaceuticals, Inc. *	418,800
15,000	Novartis AG ADR	825,600
40,000	Pfizer, Inc.	698,800
35,000	Sanofi-Aventis ADR	1,163,050
22,500	Schering-Plough Corp.	443,025
30,000	Teva Pharmaceutical Industries Ltd. ADR	1,374,000
30,000	Watson Pharmaceuticals, Inc. *	815,100
20,000	Wyeth	959,200
		12,501,505
	EDUCATIONAL SERVICES (0.1%)
12,000	Apollo Group, Inc. Class A *	531,120
	ELECTRICAL EQUIPMENT (2.0%)
2,000	American Science & Engineering, Inc.	103,060
15,000	Baldor Electric Co.	524,700
15,000	Belden CDT, Inc.	508,200
25,000	Corning, Inc.	576,250
4,000	Garmin Ltd.	171,360
10,000	General Cable Corp. *	608,500
90,000	General Electric Co.	2,402,100
5,000	Siemens AG ADR	550,650
18,000	Thomas & Betts Corp. *	681,300
10,000	Trimble Navigation Ltd. *	357,000
50,000	Ultralife Batteries, Inc. *	534,500
10,000	WESCO International, Inc. *	400,400
		7,418,020

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	ELECTRICAL UTILITY — CENTRAL (1.2%)
30,000	ALLETE, Inc.	$1,260,000
35,000	American Electric Power Company, Inc.	1,408,050
20,000	CenterPoint Energy, Inc.	321,000
25,000	OGE Energy Corp.	792,750
35,000	Westar Energy, Inc.	752,850
		4,534,650
	ELECTRICAL UTILITY — EAST (2.5%)
32,000	Dominion Resources, Inc.	1,519,680
9,000	Exelon Corp.	809,640
60,000	Pepco Holdings, Inc.	1,539,000
30,000	PPL Corp.	1,568,100
30,000	Progress Energy, Inc.	1,254,900
40,000	Southern Co.	1,396,800
60,000	TECO Energy, Inc.	1,289,400
		9,377,520
	ELECTRICAL UTILITY — WEST (0.7%)
50,000	IDACORP, Inc.	1,444,500
50,000	Xcel Energy, Inc.	1,003,500
		2,448,000
	ELECTRONICS (1.2%)
20,000	AVX Corp.	226,200
35,000	Celestica, Inc. *	295,050
12,000	Harris Corp.	605,880
20,000	LaserCard Corp. *	95,400
7,000	MEMC Electronic Materials, Inc. *	430,780
20,000	PG&E Corp.	793,800
20,000	Pinnacle West Capital Corp.	615,400
20,000	Plantronics, Inc.	446,400
30,000	Tyco Electronics Ltd.	1,074,600
5,000	Valence Technology, Inc. *	22,150
		4,605,660
	ENTERTAINMENT (0.7%)
30,000	CBS Corp. Class B	584,700
25,000	IAC/InterActiveCorp *	482,000
60,000	Time Warner, Inc.	888,000
24,000	Walt Disney Co. (The)	748,800
		2,703,500
	ENTERTAINMENT TECHNOLOGY (0.1%)
30,000	Avid Technology, Inc. *	$509,700
	ENVIRONMENTAL (0.5%)
20,000	American Ecology Corp.	590,600
15,000	Tetra Tech, Inc. *	339,300
25,000	Waste Management, Inc.	942,750
		1,872,650
	FINANCIAL SERVICES — DIVERSIFIED (1.8%)
5,000	Affiliated Managers Group, Inc. *	450,300
10,000	AllianceBernstein Holding L.P.	546,800
15,000	American Express Co.	565,050
20,000	American International Group, Inc.	529,200
20,000	Ameriprise Financial, Inc.	813,400
15,000	Blackstone Group L.P. (The)	273,150
50,000	Citigroup, Inc.	838,000
10,000	Federal National Mortgage Association	195,100
15,000	Freddie Mac	246,000
7,000	HSBC Holdings PLC ADR	536,900
18,351	Loews Corp.	860,662
5,000	Principal Financial Group, Inc.	209,850
20,000	SLM Corp. *	387,000
5,810	UBS AG	120,035
		6,571,447
	FOOD PROCESSING (1.4%)
14,000	Archer-Daniels-Midland Co.	472,500
27,500	ConAgra Foods, Inc.	530,200
15,000	General Mills, Inc.	911,550
10,000	Hershey Co. (The)	327,800
15,000	Hormel Foods Corp.	519,150
25,000	Kraft Foods, Inc. Class A	711,250
35,000	Sara Lee Corp.	428,750
25,000	Smithfield Foods, Inc. *	497,000
24,000	Unilever PLC ADR	681,840
		5,080,040
	FOOD WHOLESALERS (0.2%)
20,000	SUPERVALU, Inc.	617,800

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2008

Shares		Value
	FOREIGN ELECTRONICS (0.4%)
20,000	Koninklijke Philips Electronics N.V.	$ 676,000
15,000	Sony Corp. ADR	656,100
		1,332,100
	FOREIGN TELECOMMUNICATIONS (0.7%)
45,000	Deutsche Telekom AG ADR	736,650
55,000	Telecom Corporation of New Zealand Ltd. ADR	743,051
12,000	Telefonica S.A. ADR	954,960
15,000	Vodafone Group PLC ADR	441,900
		2,876,561
	FURNITURE/HOME FURNISHINGS (0.2%)
20,000	Furniture Brands International, Inc.	267,200
7,000	Mohawk Industries, Inc. *	448,700
20,000	Tempur-Pedic International, Inc.	156,200
		872,100
	GROCERY (0.1%)
15,000	Whole Foods Market, Inc.	355,350
	HEALTH CARE INFORMATION SYSTEMS (0.2%)
30,000	IMS Health, Inc.	699,000
	HOTEL/GAMING (0.1%)
20,000	Wyndham Worldwide Corp.	358,200
	HOUSEHOLD PRODUCTS (0.1%)
20,000	Newell Rubbermaid, Inc.	335,800
	INDUSTRIAL SERVICES (0.1%)
10,000	CSG Systems International, Inc. *	110,200
5,000	G&K Services, Inc. Class A	152,300
		262,500
	INFORMATION SERVICES (0.2%)
10,000	Dun & Bradstreet Corp. (The)	876,400
	INSURANCE — LIFE (0.9%)
20,000	Genworth Financial, Inc. Class A	356,200
18,000	Lincoln National Corp.	815,760
25,000	Manulife Financial Corp.	867,750
15,000	MetLife, Inc.	791,550
18,843	UnumProvident Corp.	385,339
		3,216,599
	INSURANCE — PROPERTY & CASUALTY (0.8%)
30,000	American Financial Group, Inc.	$802,500
22,500	Berkley (W.R.) Corp.	543,600
7	Berkshire Hathaway, Inc. Class A *	845,250
20,000	HCC Insurance Holdings, Inc.	422,800
8,000	SAFECO Corp.	537,280
		3,151,430
	INTERNET (0.3%)
2,000	Google, Inc. Class A *	1,052,840
	MACHINERY (1.3%)
10,000	Briggs & Stratton Corp.	126,800
5,000	CIRCOR International, Inc.	244,950
14,000	CNH Global N.V.	475,580
6,000	Flowserve Corp.	820,200
20,000	Ingersoll-Rand Company Ltd. Class A	748,600
15,000	Lincoln Electric Holdings, Inc.	1,180,500
6,000	Terex Corp. *	308,220
35,000	Watts Water Technologies, Inc. Class A	871,500
		4,776,350
	MARITIME (0.1%)
2,000	Alexander & Baldwin, Inc.	91,100
3,000	DryShips, Inc.	240,540
6,000	Excel Maritime Carriers Ltd.	235,500
		567,140
	MEDICAL SERVICES (1.3%)
15,000	Coventry Health Care, Inc. *	456,300
10,000	Health Management Associates, Inc. Class A *	65,100
20,000	Health Net, Inc. *	481,200
15,000	Laboratory Corporation of America Holdings *	1,044,450
20,000	Lincare Holdings, Inc. *	568,000
26,000	PSS World Medical, Inc. *	423,800
20,000	Quest Diagnostics, Inc.	969,400
14,100	WellCare Health Plans, Inc. *	509,715
8,000	WellPoint, Inc. *	381,280
		4,899,245

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	MEDICAL SUPPLIES (3.1%)
14,011	Baxter International, Inc.	$895,863
10,000	Becton, Dickinson & Co.	813,000
12,000	Bio-Rad Laboratories, Inc. Class A *	970,680
45,000	Boston Scientific Corp. *	553,050
20,000	Covidien Ltd.	957,800
22,500	Immucor, Inc. *	582,300
16,000	Inverness Medical Innovations, Inc. *	530,720
35,000	Johnson & Johnson	2,251,900
10,000	Kinetic Concepts, Inc. *	399,100
15,000	Medtronic, Inc.	776,250
24,000	STERIS Corp.	690,240
20,000	Syneron Medical Ltd. *	328,800
20,000	Varian Medical Systems, Inc. *	1,037,000
10,000	Zimmer Holdings, Inc. *	680,500
		11,467,203
	METALS & MINING DIVERSIFIED (1.1%)
14,000	Alcoa, Inc.	498,680
20,000	Alliance Resource Partners, L.P.	1,113,600
12,000	BHP Billiton Ltd. ADR	1,022,280
10,000	Cameco Corp.	428,700
5,000	Freeport-McMoRan Copper & Gold, Inc.	585,950
25,000	Titanium Metals Corp.	349,750
		3,998,960
	METALS FABRICATING (0.1%)
10,000	Trinity Industries, Inc.	346,900
	NATURAL GAS — DISTRIBUTION (0.3%)
30,000	Enterprise Products Partners, L.P.	886,200
21,000	Ferrellgas Partners, L.P.	413,280
		1,299,480
	NATURAL GAS — DIVERSIFIED (1.4%)
16,000	Chesapeake Energy Corp.	1,055,360
16,000	Devon Energy Corp.	1,922,560
45,000	El Paso Corp.	978,300
20,000	National Fuel Gas Co.	1,189,600
		5,145,820
	NEWSPAPER (0.2%)
10,000	Gannett Co., Inc.	$216,700
45,000	News Corp. Class B	690,750
		907,450
	OFFICE EQUIPMENT & SUPPLIES (0.3%)
20,000	Lexmark International, Inc. Class A *	668,600
30,000	Xerox Corp.	406,800
		1,075,400
	OIL/GAS DISTRIBUTION (0.2%)
20,000	Energy Transfer Partners, L.P.	869,400
	OILFIELD SERVICES/EQUIPMENT (2.4%)
18,000	ENSCO International, Inc.	1,453,320
30,000	Nabors Industries Ltd. *	1,476,900
11,245	National-Oilwell Varco, Inc. *	997,657
25,000	Noble Corp.	1,624,000
20,000	Pride International, Inc. *	945,800
28,000	Rowan Companies, Inc.	1,309,000
9,000	Transocean, Inc. *	1,371,510
		9,178,187
	PAPER & FOREST PRODUCTS (0.3%)
24,000	International Paper Co.	559,200
8,000	Weyerhaeuser Co.	409,120
		968,320
	PETROLEUM — INTEGRATED (1.5%)
18,000	Chevron Corp.	1,784,340
15,000	Exxon Mobil Corp.	1,321,950
16,000	Marathon Oil Corp.	829,920
5,000	Murphy Oil Corp.	490,250
8,000	Sasol Ltd. ADR	471,520
20,000	Tesoro Corp.	395,400
5,000	Valero Energy Corp.	205,900
		5,499,280
	PETROLEUM — PRODUCING (0.7%)
18,000	Anadarko Petroleum Corp.	1,347,120
8,000	Apache Corp.	1,112,000
		2,459,120

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2008

Shares		Value
	PHARMACY SERVICES (0.3%)
25,000	CVS Caremark Corp.	$989,250

	POWER (0.3%)
15,000	Reliant Energy, Inc. *	319,050
3,000	SunPower Corp. Class A *	215,940
12,000	Suntech Power Holdings Co. Ltd. ADR *	449,520
		984,510
	PRECIOUS METALS (0.6%)
18,928	AngloGold Ashanti Ltd. ADR	642,416
30,000	Harmony Gold Mining Company Ltd. ADR *	367,500
17,500	Newmont Mining Corp.	912,800
25,000	Yamana Gold, Inc.	413,500
		2,336,216
	PRECISION INSTRUMENT (0.6%)
25,000	Applera Corp. *	837,000
20,000	OSI Systems, Inc. *	428,400
40,000	PerkinElmer, Inc.	1,114,000
		2,379,400
	R.E.I.T. (0.2%)
18,000	Hospitality Properties Trust	440,280
30,000	Host Hotels & Resorts, Inc.	409,500
		849,780
	RAILROAD (0.8%)
8,000	Burlington Northern Santa Fe Corp.	799,120
20,000	Canadian National Railway Co.	961,600
10,000	Canadian Pacific Railway Ltd.	661,400
12,000	Norfolk Southern Corp.	752,040
		3,174,160
	RECREATION (0.4%)
25,000	Brunswick Corp.	265,000
8,000	Carnival Corp.	263,680
15,000	Harley-Davidson, Inc.	543,900
20,000	Mattel, Inc.	342,400
		1,414,980
	RESTAURANT (0.1%)
5,000	CKE Restaurants, Inc.	62,350
20,000	Starbucks Corp. *	314,800
		377,150
	RETAIL — AUTOMOTIVE (0.1%)
20,000	Group 1 Automotive, Inc.	$397,400
	RETAIL — SPECIAL LINES (0.8%)
5,000	Abercrombie & Fitch Co. Class A	313,400
10,000	Aeropostale, Inc. *	313,300
20,000	American Eagle Outfitters, Inc.	272,600
20,000	AnnTaylor Stores Corp. *	479,200
20,000	Best Buy Co., Inc.	792,000
20,000	Cabela’s, Inc. *	220,200
20,000	Interface, Inc. Class A	250,600
20,000	PetSmart, Inc.	399,000
		3,040,300
	RETAIL BUILDING SUPPLY (0.2%)
25,000	Home Depot, Inc. (The)	585,500
	RETAIL STORE (1.1%)
20,000	J.C. Penney Company, Inc.	725,800
10,000	Kohl’s Corp. *	400,400
15,000	Macy’s, Inc.	291,300
20,000	Nordstrom, Inc.	606,000
38,000	Wal-Mart Stores, Inc.	2,135,600
		4,159,100
	SECURITIES BROKERAGE (0.5%)
3,000	Goldman Sachs Group, Inc. (The)	524,700
22,000	Knight Capital Group, Inc. Class A *	395,560
8,000	Lehman Brothers Holdings, Inc.	158,480
12,000	Merrill Lynch & Co., Inc.	380,520
12,000	Morgan Stanley	432,840
		1,892,100
	SEMICONDUCTOR (0.8%)
20,000	Analog Devices, Inc.	635,400
36,000	Intel Corp.	773,280
20,000	International Rectifier Corp. *	388,004
20,000	NVIDIA Corp. *	374,400
27,000	O2Micro International Ltd. ADR *	179,550
25,000	Texas Instruments, Inc.	704,000
		3,054,634

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	STEEL — INTEGRATED (0.1%)
45,000	Mueller Water Products, Inc. Class A	$363,150
	TELECOMMUNICATION SERVICES (1.0%)
20,000	AT&T, Inc.	673,800
7,500	BCE, Inc.	261,075
18,000	BT Group PLC ADR	715,140
20,000	Dycom Industries, Inc. *	290,400
12,000	Embarq Corp.	553,487
9,000	Telkonet, Inc. *	5,040
20,000	Turkcell Iletisim Hizmetleri AS ADR	291,000
20,000	Verizon Communications, Inc.	708,000
12,000	Vimpel-Communications ADR	356,160
		3,854,102
	TELECOMMUNICATIONS EQUIPMENT (0.7%)
35,000	AudioCodes Ltd. *	128,450
40,000	Cisco Systems, Inc. *	930,400
35,000	Harmonic, Inc. *	332,850
20,000	Motorola, Inc.	146,800
30,000	Nokia Oyj ADR	735,000
10,000	Polycom, Inc. *	243,600
		2,517,100
	TRUCKING (0.2%)
8,000	Ryder System, Inc.	551,040
5,000	YRC Worldwide, Inc. *	74,350
		625,390
	WATER UTILITY (0.4%)
25,000	American States Water Co.	873,500
14,000	California Water Service Group	458,780
		1,332,280
	TOTAL COMMON STOCKS (Cost $194,894,673)	210,694,618

PREFERRED STOCKS (0.7%)
	ELECTRICAL EQUIPMENT (0.2%)
29,100	General Electric Capital Corp. 4 1/2% (1)	$676,575
	FINANCIAL SERVICES — DIVERSIFIED (0.2%)
32,200	HSBC Holdings PLC 6 1/5%	663,642
	INSURANCE — LIFE (0.1%)
25,000	MetLife, Inc. Series B 6 1/2%	535,000
	R.E.I.T. (0.2%)
27,000	Health Care REIT, Inc. Series F 7 5/8%	631,800
	TOTAL PREFERRED STOCKS (Cost $2,763,106)	2,507,017

Principal Amount
CORPORATE BONDS & NOTES (3.6%)
	CHEMICAL — SPECIALTY (0.3%)
$1,175,000	Lubrizol Corp., 5.88%, 12/1/08	1,183,729
	ELECTRICAL EQUIPMENT (1.3%)
2,000,000	General Electric Capital Corp., 5.50%, 11/15/11	2,008,608
1,000,000	General Electric Capital Corp., 4.00%, 2/15/12	964,250
2,000,000	Thomas & Betts Corp., 6.39%, 2/10/09	2,023,272
		4,996,130
	ENTERTAINMENT (0.4%)
1,500,000	Liberty Media Corp., 7.88%, 7/15/09	1,514,598
	FOOD PROCESSING (0.3%)
1,000,000	Sensient Technologies Corp., 6.50%, 4/1/09	999,182
	HOTEL/GAMING (0.2%)
1,000,000	Marriott International, 5.81%, 11/10/15	921,076
	MACHINERY (0.5%)
1,855,000	Whirlpool Corp., 6.13%, 6/15/11	1,904,901

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2008

Principal Amount		Value
	RETAIL STORE (0.3%)
$1,025,000	Macy’s Retail Holdings, Inc., 5.88%, 1/15/13	$952,107
	SECURITIES BROKERAGE (0.3%)
1,000,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13	947,435
	TOTAL CORPORATE BONDS & NOTES (Cost $13,487,976)	13,419,158

CONVERTIBLE CORPORATE BONDS & NOTES (5.3%)
	AUTO & TRUCK (0.2%)
1,000,000	Ford Motor Co. 4.25%, 12/15/36	721,250
	BIOTECHNOLOGY (0.4%)
1,500,000	Amgen, Inc. 0.38%, 2/1/13	1,305,000
	COMPUTER & PERIPHERALS (0.2%)
1,250,000	SanDisk Corp. 1.00%, 5/15/13	857,813
	COMPUTER SOFTWARE & SERVICES (1.0%)
1,000,000	Electronic Data Systems Corp. 3.88%, 7/15/23	997,500
1,000,000	Euronet Worldwide, Inc. 3.50%, 10/15/25	825,000
2,250,000	Tech Data Corp. 2.75%, 12/15/26	2,084,062
		3,906,562
	DRUG (0.4%)
1,000,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	882,500
750,000	Valeant Pharmaceuticals International 4.00%, 11/15/13	643,125
		1,525,625
	ELECTRICAL EQUIPMENT (0.3%)
1,500,000	WESCO International, Inc. 1.75%, 11/15/26	1,254,375
	ELECTRONICS (0.3%)
1,250,000	Flextronics International Ltd. 1.00%, 8/1/10	1,173,437
	ENVIRONMENTAL (0.3%)
1,000,000	Allied Waste Industries, Inc. 4.25%, 4/15/34	950,000
	METALS FABRICATING (0.3%)
$1,000,000	Trinity Industries, Inc. 3.88%, 6/1/36	$955,000
	R.E.I.T. (0.3%)
1,500,000	ProLogis 1.88%, 11/15/37	1,297,500
	SEMICONDUCTOR (0.7%)
1,000,000	LSI Corp. 4.00%, 5/15/10	971,250
1,000,000	Xilinx, Inc. 3.13%, 3/15/37	945,000
1,000,000	Yingli Green Energy Holding Co. Ltd. 0.0% 12/15/12 (2)	853,750
		2,770,000
	TELECOMMUNICATION SERVICES (0.2%)
1,000,000	NII Holdings, Inc. 3.13%, 6/15/12	842,500
	TELECOMMUNICATIONS EQUIPMENT (0.7%)
1,500,000	Agere Systems, Inc. 6.50%, 12/15/09	1,522,500
1,000,000	Lucent Technologies, Inc. Series A 2.88%, 6/15/23	911,250
		2,433,750
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $20,034,028)	19,992,812

U.S. TREASURY OBLIGATIONS (14.6%)
3,000,000	U.S. Treasury Notes, 4.88%, 8/31/08	3,014,532
7,000,000	U.S. Treasury Notes, 4.50%, 2/15/09	7,095,158
7,000,000	U.S. Treasury Notes, 5.50%, 5/15/09	7,190,862
4,000,000	U.S. Treasury Notes, 2.63%, 5/31/10	4,003,752
4,000,000	U.S. Treasury Notes, 4.75%, 3/31/11	4,197,188
6,492,540	U.S. Treasury Notes, 2.38%, 4/15/11 (3)	6,879,554
6,000,000	U.S. Treasury Notes, 4.88%, 4/30/11	6,324,846
5,000,000	U.S. Treasury Notes, 5.13%, 6/30/11	5,314,060

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$4,000,000	U.S. Treasury Notes, 5.00%, 8/15/11	$ 4,247,188
6,000,000	U.S. Treasury Notes, 4.75%, 1/31/12	6,331,404
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,383,874)	54,598,544

U.S. GOVERNMENT AGENCY OBLIGATIONS (14.5%)
3,000,000	Federal Farm Credit Bank, 4.38%, 6/23/11	3,027,060
3,000,000	Federal Farm Credit Bank, 4.88%, 12/5/12	3,021,966
3,000,000	Federal Farm Credit Bank, 3.90%, 2/4/13	2,966,562
3,000,000	Federal Farm Credit Bank, 4.10%, 5/15/13	2,978,040
2,000,000	Federal Farm Credit Bank, 4.24%, 6/3/13	1,996,322
2,500,000	Federal Home Loan Bank, 4.38%, 10/3/08	2,509,995
3,000,000	Federal Home Loan Bank, 4.50%, 10/14/08	3,016,233
2,500,000	Federal Home Loan Bank, 4.63%, 11/21/08	2,519,655
2,000,000	Federal Home Loan Bank, 4.75%, 12/12/08	2,018,542
3,000,000	Federal Home Loan Bank, 4.88%, 5/14/10	3,091,488
3,000,000	Federal Home Loan Bank, 4.63%, 11/19/10	3,018,186
3,000,000	Federal Home Loan Bank, 5.55%, 6/12/12	3,071,070
4,000,000	Federal Home Loan Bank, 5.30%, 10/3/12	4,026,056
2,000,000	Federal Home Loan Bank, 4.15%, 4/2/13	1,992,710
5,000,000	Federal Home Loan Bank, 3.63%, 5/29/13	4,891,840
2,000,000	Federal Home Loan Bank, 4.55%, 6/19/13	2,008,590
2,000,000	Federal Home Loan Bank, 4.90%, 7/22/13	2,023,174
2,000,000	Federal Home Loan Bank, 4.60%, 1/14/15	1,991,050
$1,164,132	Federal National Mortgage Association Benchmark REMIC Series 20069-B1 Class AB, 6.00%, 6/25/16	$1,190,938
3,000,000	Federal National Mortgage Association Pool #983759, 5.00%, 6/1/23	2,970,438
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $54,118,619)	54,329,915
	TOTAL INVESTMENT SECURITIES (94.9%) (Cost $337,682,276)	355,542,064

REPURCHASE AGREEMENTS (5.2%)
11,300,000	With Morgan Stanley, 1.50%, dated 6/30/08, due 7/1/08, delivery value $11,300,471 (collateralized by $10,845,000 U.S. Treasury Notes 4.25%, due 8/15/14, with a value of 11,510,318)	11,300,000
8,000,000	With State Street Bank & Trust., 1.05%, dated 6/30/08, due 7/1/08, delivery value $8,000,233 (collateralized by $8,240,000 U.S. Treasury Bills 2.10%, due 12/11/08, with a value of $8,161,921)	8,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $19,300,000)	19,300,000

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (–0.1%)		(294,761)

NET ASSETS (100%)		$374,547,303

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($374,547,303 ÷ 46,421,734 shares outstanding)		$8.07

*	Non-income producing.

(1)	Multi-coupon preferred security.

(2)	Zero Coupon Bond.

(3)	Treasury Inflation Protected Security (TIPS).

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data an minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$317,968,717	—
Level 2 — Other Significant Observable Inputs	56,873,347	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$374,842,064	—

*	Other financial instruments include futures, forwards and swap contracts.

For the period ending 6/30/08, there were no Level 3 investments.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2008 (unaudited)

Assets:
Investment securities, at value (Cost — $337,682,276)	$355,542,064
Repurchase agreements (Cost — $19,300,000)	19,300,000
Cash	177,775
Receivable for securities sold	3,638,879
Interest and dividends receivable	1,456,602
Receivable for capital shares sold	840,839
Prepaid expenses	27,814
Total Assets	380,983,973
Liabilities:
Payable for securities purchased	5,776,201
Payable for capital shares repurchased	366,418
Accrued expenses:
Advisory fee	208,439
Service and distribution plan fees	78,568
Directors’ fees and expenses	5,748
Other	1,296
Total Liabilities	6,436,670
Net Assets	$374,547,303
Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 46,421,734 shares)	$46,421,734
Additional paid-in capital	308,753,925
Undistributed net investment income	463,342
Accumulated net realized gain on investments	1,048,528
Net unrealized appreciation of investments and foreign currency translations	17,859,774
Net Assets	$374,547,303
Net Asset Value, Offering and Redemption Price per Outstanding Share ($374,547,303 ÷ 46,421,734 shares outstanding)	$8.07

Statement of Operations
for the Six Months Ended June 30, 2008 (unaudited)

Investment Income:
Interest	$3,355,451
Dividends (net of foreign withholding tax of $50,835)	2,263,486
Total Income	5,618,937
Expenses:
Advisory fee	1,249,014
Service and distribution plan fees	470,827
Transfer agent fees	66,365
Auditing and legal fees	49,163
Printing and postage	46,708
Custodian fees	32,283
Registration and filing fees	19,392
Directors’ fees and expenses	14,733
Other	9,059
Total Expenses Before Custody Credits	1,957,544
Less: Custody Credits	(1,903)
Net Expenses	1,955,641
Net Investment Income	3,663,296
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	681,077
Change in Net Unrealized Appreciation/(Depreciation)	(18,009,050)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(17,327,973)
Net Decrease in Net Assets from Operations	$(13,664,677)

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended June 30, 2008 (unaudited) and for the Year Ended December 31, 2007

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Operations:
Net investment income	$3,663,296	$8,273,821
Net realized gain on investments	681,077	23,899,416
Change in net unrealized appreciation/(depreciation)	(18,009,050)	(4,260,969)
Net increase/(decrease) in net assets from operations	(13,664,677)	27,912,268
Distributions to Shareholders:
Net investment income	(3,905,233)	(7,846,820)
Net realized gain from investment transactions	—	(25,675,604)
Total Distributions	(3,905,233)	(33,522,424)
Capital Share Transactions:
Proceeds from sale of shares	39,657,383	70,031,607
Proceeds from reinvestment of dividends and distributions to shareholders	3,558,936	30,962,778
Cost of shares repurchased	(37,347,804)	(67,085,298)
Net increase in net assets from capital share transactions	5,868,515	33,909,087
Total Increase/(Decrease) in Net Assets	(11,701,395)	28,298,931
Net Assets:
Beginning of period	386,248,698	357,949,767
End of period	$374,547,303	$386,248,698
Undistributed net investment income, at end of period	$463,342	$705,279

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Value Line Income and Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)    Security Valuation.    Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B)    Repurchase Agreements.    In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)    Federal Income Taxes.    It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Value Line Income and Growth Fund, Inc.

    June 30, 2008

(D)    Security Transactions and Distributions.    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to the inflation are reflected in interest income in the Statement of Operations.

(E)    Foreign Currency Translation.    The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F)    Representations and Indemnifications.    In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G)    Accounting for Real Estate Investment Trusts. The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(H)    Foreign Taxes.    The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2.	Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3.	Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2008 (unaudited)	Year Ended December 31, 2007
Shares sold	4,804,372	7,872,405
Shares issued to shareholders in reinvestment of dividends and distributions	435,379	3,640,928
Shares repurchased	(4,537,902)	(7,558,649)
Net increase	701,849	3,954,684
Dividends per share from net investment income	$0.0850	$0.1850
Distributions per share from net realized gains	$—	$0.5975

4.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2008 (unaudited)
Purchases:
U.S. Treasury & Government Agency Obligations	$30,939,569
Other Investment Securities	113,023,315
$143,962,884
Sales & Redemptions:
U.S. Treasury & Government Agency Obligations	$23,239,505
Other Investment Securities	107,865,018
$131,104,523

5.	Income Taxes (unaudited)

At June 30, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$356,982,276
Gross tax unrealized appreciation	$37,974,155
Gross tax unrealized depreciation	(20,114,367)
Net tax unrealized appreciation on investments	$17,859,788

6.	Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $1,249,014 was paid or payable to Value Line, Inc., the Fund’s investment adviser (the “Adviser”), for the six months ended June 30, 2008. This was computed at the rate of 0.70% of the first $100 million of the Fund’s average daily net assets plus 0.65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of

Value Line Income and Growth Fund, Inc.

    June 30, 2008

administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, Inc., in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2008, fees amounting to $470,827 were paid or payable to the Distributor under the Plan.

For the six months ended June 30, 2008, the Fund’s expenses were reduced by $1,903 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

Value Line, Inc. and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 422,139 shares of the Fund’s capital stock, representing less than 1% of the outstanding shares at June 30, 2008. In addition, officers and directors of the Fund as a group owned 3,884 Shares of the Fund, representing less than 1% of the outstanding shares.

7.	Subsequent Event

On June 30, 2008, Value Line, Inc. reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

Value Line Income and Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Years Ended December 31,
	Six Months Ended June 30, 2008 (unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$8.45		$8.57	$8.37	$8.35	$8.23	$7.00
Income/(loss) from investment operations:
Net investment income	0.08		0.19	0.19	0.15	0.11	0.11
Net gains or (losses) on securities (both realized and unrealized)	(0.37)		0.48	0.73	0.68	1.06	1.59
Total from investment operations	(0.29)		0.67	0.92	0.83	1.17	1.70
Less distributions:
Dividends from net investment income	(0.09)		(0.19)	(0.23)	(0.15)	(0.11)	(0.11)
Distributions from net realized gains	—		(0.60)	(0.49)	(0.66)	(0.94)	(0.36)
Total distributions	(0.09)		(0.79)	(0.72)	(0.81)	(1.05)	(0.47)
Net asset value, end of period	$8.07		$8.45	$8.57	$8.37	$8.35	$8.23
Total return	(3.50	)%(2)	7.84%	11.07%	9.98%	14.39%	24.43%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$374,547		$386,249	$357,950	$276,896	$230,559	$208,327
Ratio of expenses to average net assets(1)	1.04	%(3)	1.05%	1.07%	1.09%	1.11%	1.15%
Ratio of net investment income to average net assets	1.95	%(3)	2.18%	2.21%	1.81%	1.31%	1.37%
Portfolio turnover rate	37	%(2)	56%	62%	71%	103%	106%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.04% for the year ended December 31, 2007, 1.06% for the year ended December 31, 2006, and 1.14% for the year ended December 31, 2003 and would not have changed for other periods shown.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements

Value Line Income and Growth Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Income and Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Income and Growth Fund, Inc. (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of the Value Line Income and Growth Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc.1 (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional mixed-asset target allocation moderate funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 10 other retail front-end load and no-load mixed-asset target allocation moderate funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load mixed-asset target allocation moderate funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the Lipper Mixed Asset Target Allocation Moderate Index (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) Value Line’s financial results and condition, including Value Line’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving

[1]
On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. Value Line, Inc. is referred to as the investment adviser in this document because at the time of the meeting of the Board of Directors discussed herein Value Line, Inc. remained the Fund’s investment adviser.

Value Line Income and Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Income and Growth Fund, Inc. (unaudited)

economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance.    The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed both the average performance of the Performance Universe and the Lipper Index for the one-year, three-year, five-year and ten-year periods ended December 31, 2007.

Value Line’s Personnel and Methods.    The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses.    The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. Although the Fund’s management fee rate for the most recent fiscal year was higher than that of the Expense Universe average, it was slightly lower than the Expense Group average. Based on these factors, the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that the Fund’s total expense ratio was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services.    The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability.    The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during prior years. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, Value Line’s reduction (voluntary in some instances and

Value Line Income and Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Income and Growth Fund, Inc. (unaudited)

contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, Value Line’s termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from management of the Fund, including the financial results derived from the Fund, were within a range the Board considered reasonable.

Other Benefits.    The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale.    The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by Value Line and its Affiliates.    In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by Value Line that Value Line and its affiliates do not manage any investment companies comparable to the Fund.

Conclusion.    The Board, in light of Value Line’s overall performance, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

Value Line Income and Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the ”Distributor“).	None
Non-Interested Directors
John W. Chandler 116 North Hemlock Lane Williamstown, MA 01267 Age 84	Director (Lead Independent Director since 2007)	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1994–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 2000	Retired. Customer Support Analyst, Duke Power Company until April 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 76	Director	Since 2000
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 72	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1983	Chairman, Institute for Political Economy.	None

Value Line Income and Growth Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Adviser, Hawthorn (2001–2004).	None
Officers
Mitchell E. Appel Age 37	President	Since 2008
President of each of the 14 Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 54	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the 14 Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Stephen R. Anastasio Age 49	Treasurer	Since 2005	Treasurer of each of the 14 Value Line Funds since 2005; Treasurer of Value Line since 2005; Chief Financial Officer of Value Line, (2003–2005).

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Income and Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date: September 3, 2008